Goodwill and Other Intangible Assets (Carrying Amount of Other Intangible Assets by Major Class) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2015	Mar. 31, 2015
Intangible assets subject to amortization:
Net carrying amount	¥ 1,143,118	¥ 1,149,071
Intangible assets not subject to amortization:
Net carrying amount	7,882	11,093
Total intangible assets, Net	1,151,000	1,160,164
Indefinite-lived Trade Names [Member]
Intangible assets not subject to amortization:
Net carrying amount		3,037
Other [Member]
Intangible assets not subject to amortization:
Net carrying amount	7,882	8,056
Software [Member]
Intangible assets subject to amortization:
Net carrying amount	680,768	660,379
Core Deposit Intangibles [Member]
Intangible assets subject to amortization:
Net carrying amount	178,582	193,291
Customer Relationships [Member]
Intangible assets subject to amortization:
Net carrying amount	218,675	231,732
Trade Names [Member]
Intangible assets subject to amortization:
Net carrying amount	57,621	56,482
Other [Member]
Intangible assets subject to amortization:
Net carrying amount	¥ 7,472	¥ 7,187